Related party transactions and balances - Additional Information (Detail)		12 Months Ended
	May 01, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Impairment loss | $		$ 0	$ 0
Routbox Technologies SL [Member]
Disclosure of transactions between related parties [line items]
Borrowings				€ 72,636
Borrowings, interest rate				1.75%
Borrowings, maturity			6 May 2022
Camina Lab SL [Member]
Disclosure of transactions between related parties [line items]
Borrowings	€ 275,489
Borrowings, interest rate	1.75%
Borrowings, maturity	6 May 2022
Marfina SL of loan facility [Member]
Disclosure of transactions between related parties [line items]
Borrowings	€ 60,000
Borrowings, interest rate	1.75%
Borrowings, maturity	6 May 2022